S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jun. 12, 2026
Ares Acquisition Holdings III LP [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%
Ares Acquisition Holdings III [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Ares Acquisition Holdings III
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	affiliates of Ares